Taxes	12 Months Ended
Jun. 30, 2026
Taxes
Taxes

Note 7 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gains. Additionally, upon payment of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Canada

SonicHash Canada is incorporated in Canada and is subject to both federal and provincial income taxes for its business operations in Canada. The applicable tax rate is 15% for federal and 15% for Alberta. SonicHash Canada had no taxable income during the years ended June 30, 2026, 2025 and 2024.

United States

SonicHash US and Sonic Auspice are incorporated in the U.S. and are only subject to federal income taxes but no state income taxes as they did not conduct any business operations in Delaware. The applicable tax rate is 21% for federal. Both SonicHash US and Sonic Auspice had no taxable income during the years ended June 30, 2026, 2025 and 2024.

Singapore

SonicHash Singapore and Bit Origin SG are incorporated in Singapore and are subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. SonicHash Singapore was struck off on September 4, 2024 and had no taxable income for both the years ended June 30, 2025 and 2024. Bit Origin SG had no taxable income since then. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately $7,700) taxable income and 50% of the next SGD 190,000 (approximately $147,000) taxable income are exempted from income tax.

Loss before provision for income taxes consisted of:

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2026	June 30, 2025	June 30, 2024
Cayman	$(12,807,932)	$(4,228,125)	$(8,833,523)
United States	(1,485,433)	(140,273)	(9,052,317)
Canada	—	(1,508)	(349,960)
Singapore	—	—	(49,158)
	$(14,293,365)	$(4,369,906)	$(18,284,958)

The following table reconciles to the Group’s effective tax rate for the years ended June 30, 2026, 2025 and 2024:

	For the year		For the year		For the year
	ended		ended		ended
	June 30,		June 30,		June 30,
	2026		2025		2024
	Amount	Effective tax rate	Amount	Effective tax rate	Amount	Effective tax rate
Income tax expense at Cayman statutory rate	$—	—%	$—	—%	$—	—%
Effect of foreign tax rates
United States	(466,506)	3.3%	(72,084)	1.6%	(1,703,795)	9.3%
Other foreign jurisdictions	—	—%	38,769	(0.9)%	(60,851)	0.3%
Effect of changes in valuation allowance	466,506	(3.3)%	33,315	(0.7)%	1,764,646	(9.6)%
Total income tax expenses	$—	—%	$—	—%	$—	—%

During the years ended June 30, 2026, 2025 and 2024, the Company did not make any income tax payments.

Significant components of deferred tax assets were as follows:

	June 30,	June 30,
	2026	2025
Deferred tax assets
Net operating loss carryforward in the U.S.	6,947,218	6,480,712
Net operating loss carryforward in Canada	53,361	53,361
Net operating loss carryforward in Singapore	—	—
Valuation allowance	(7,000,579)	(6,534,073)
Total net deferred tax assets	$—	$—

As of June 30, 2026, the Group’s net operating loss carry forward was approximately $33.4 million. The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years but limited to 80% use per year in the U.S. and for 20 years in Canada. Based on the weight of available positive and negative evidence, including the Group’s cumulative losses and history of operating losses, management concluded that it is more likely than not that the deferred tax assets will not be realized. Accordingly, a full valuation allowance has been recorded against the net deferred tax assets as of June 30, 2026 and 2025.

Uncertain tax positions

The Group evaluates uncertain tax positions based on the technical merits, that the position will be sustained upon examination by the relevant tax authority. As of June 30, 2026 and 2025, the Group had no significant unrecognized uncertain tax positions.